Summary of Significant Accounting Policies - License Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
License revenue
Product Information [Line Items]
Revenues	$ 0	$ 242,000	$ 1,507,000	$ 242,000
Royalty
Product Information [Line Items]
Revenues	$ 0		$ 0